Loss Per Share (EPS) (Details)	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 item shares
As at December 31, after conversion and share split
Outstanding common shares at period-end	28,673,985	25,846,279	25,772,359
Weighted average number of common shares outstanding	27,968,142	25,819,165	23,792,693
Potential number of shares resulting from the exercise of warrants	2,279,750	2,578,750	1,993,000